                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     G.T. GLOBAL VARIABLE INVESTMENT SERIES
                          GT GLOBAL MONEY MARKET FUND
                        GT GLOBAL VARIABLE AMERICA FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                     GT GLOBAL VARIABLE INTERNATIONAL FUND
                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                     G.T. GLOBAL VARIABLE INVESTMENT TRUST
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                    GT GLOBAL VARIABLE GROWTH & INCOME FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                     GT GLOBAL VARIABLE LATIN AMERICA FUND
                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                       Supplement dated December 14, 1998
                     to the Prospectus dated June 1, 1998,
                 as supplemented June 5, 1998, June 16, 1998,
              June 23, 1998, July 20, 1998 and October 19, 1998

Effective December 14, 1998, sub-advisory and sub-administration responsibility for G.T. Global Variable Investment Series' GT Global Variable Europe Fund and GT Global Variable International Fund, and G.T. Global Variable Investment Trust's GT Global Variable Emerging Markets Fund, GT Global Variable Global Government Income Fund, GT Global Variable Growth & Income Fund and GT Global Variable Latin America Fund (the "Funds") will be transferred from INVESCO
(NY), Inc. to INVESCO Asset Management Ltd., another indirect wholly owned subsidiary of AMVESCAP PLC. A I M Advisors, Inc. ("AIM Advisors") will continue to serve as the manager and administrator of the Funds. The transfer will not change the fees AIM Advisors' pays for sub-advisory services and will not change the nature of the sub-advisory services provided to the Funds or the personnel providing such services.

Effective January 1, 1999 the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION-EUROPE FUND" on page
43.

                       Responsibilities for             Business Experience
Name/Office                  the Fund                      Past 5 Years
-----------                  --------                      ------------
Steven Chamberlain      Portfolio Manager            Senior Portfolio Manager for
  London                  since 1999                 INVESCO Asset Management Ltd.
                                                     since 1989.

Effective January 1, 1999 the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION-LATIN AMERICA FUND" on page 43.

                       Responsibilities for             Business Experience
Name/Office                  the Fund                      Past 5 Years
-----------                  --------                      ------------
David Manuel            Portfolio Manager            Portfolio Manager for INVESCO
  London                  since 1997                 Asset Management Ltd. since
                                                     November 1997. Investment
                                                     Analyst and Portfolio Manager
                                                     for Abbey Life Investment Services
                                                     Ltd. (Bournemouth) from 1987 to 1997,
                                                     and Head of Latin American Equities
                                                     from 1994 to 1997.

Effective January 1, 1999 the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION-GLOBAL GOVERNMENT INCOME FUND" on page 46 of the Prospectus:

                       Responsibilities for                    Business Experience
Name/Office                  the Fund                             Past 5 Years
-----------                  --------                             ------------
Thomas J. Berger        Portfolio Manager            Director and Head of the Global Fixed Income Group,
  London                   since 1999                for INVESCO Asset Management Ltd. since 1997.
                                                     Director of Mercury Asset Management plc from 1993
                                                     to 1997.

Paul Griffiths          Portfolio Manager            Director and Head of Global Fixed Income Team and
   London                  since 1999                Portfolio Manager for  INVESCO Asset Management Group Ltd.
                                                     since June 1997.  Portfolio Manager from 1994 to 1997.
                                                     Global Bond Fund Manager for Lazard Investors from
                                                     1993 to 1994.

David B. Hughes         Portfolio Manager            Director,  Global Fixed  Income  Group  and  Portfolio
  London                   since 1999                Manger of INVESCO Asset Management Ltd. since
                                                     December 1998.  Head of Global Fixed Income, North
                                                     America, and Portfolio Manager for INVESCO (NY), Inc.
                                                     from January 1998 to December 1998.  Senior Portfolio
                                                     Manager for Global/International Fixed Income for
                                                     INVESCO (NY), Inc. from July 1995 to December 1997.
                                                     Employed by Chancellor Capital from July 1995 to
                                                     October 1996.  Assistant Vice President of Fiduciary Trust
                                                     Company International from 1994 to 1995.  Assistant
                                                     Treasurer at Banker Trust Company from 1991 to
                                                     1994.